Summary of Significant Accounting Policies - Impairment of other intangible assets and long-lived assets (Details)	12 Months Ended
Dec. 31, 2021
Trademarks and Trade Names | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	5 years
Trademarks and Trade Names | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	10 years
Customer Relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	10 years
Customer Relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	15 years
Supplier relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	10 years
Travel Partner Network [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	10 years